Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Trade receivables, allowance	$ 1,452	$ 1,345	$ 1,171
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	170,000,000	170,000,000	170,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common Stock - Class A [Member]
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	1,700,000,000	1,700,000,000	1,700,000,000
Common stock, shares issued	174,112,568	173,452,896	23,000,000
Common stock, shares outstanding	174,112,568	173,452,896	23,000,000
Common Stock - Class B [Member]
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	175,000,000	175,000,000	175,000,000
Common stock, shares issued	0	0	150,000,000
Common stock, shares outstanding	0	0	150,000,000